CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 17. CONCENTRATIONS

Credit Risk

The Company maintains its cash balances in financial institutions. The balances in the financial institutions are insured by the Federal Deposit Insurance Corporation up to $250,000. At times, the Company’s cash balances may be in excess of the insured limit.

Customer Concentrations

As of June 30, 2026, the Company had one major customer that accounted for approximately 90% of its revenues totaling $937,084 for the three and six months ended June 30, 2026. The Company had one major customer that accounted for 100% of accounts receivable totaling $1,711,635 as of June 30, 2026. As of June 30, 2025, the Company had one major customer that accounted for 100% of its revenues totaling $6,576,232 for the three and six month periods ended June 30, 2025, and 100% of accounts receivable totaling $9,852,154 as of June 30, 2025. The Company had one customer that accounted for 100% of accounts receivable totaling $24,550,762 as of December 31, 2025.

Vendor Concentrations

As of June 30, 2026, the Company had one material vendor that provides feedstock used in the production of our renewable fuels, that accounts for approximately 18% of accounts payable. As of December 31, 2025, the Company had four major vendors that accounted for approximately 71% of accounts payable.

NOTE 17. CONCENTRATIONS

Credit Risk

The Company maintains its cash balances in financial institutions. The balances in the financial institutions are insured by the Federal Deposit Insurance Corporation up to $250,000. At times, the Company’s cash balances may be in excess of the insured limit.

Customer Concentrations

As of December 31, 2025, the Company had one major customer that accounted for approximately 100% of its revenues totaling $20,815,955 for the period ended December 31, 2025. The Company had one major customer that accounted for 100% of accounts receivable totaling $24,550,762 as of December 31, 2025. No revenue was recognized during the year ended December 31, 2024.

Vendor Concentrations

As of December 31, 2025, the Company had four major vendors that accounted for approximately 71% and $36,320,298 of accounts payable as of December 31, 2025. As of December 31, 2024, the Company had two major vendors that accounted for approximately 69% and $5,857,729 of accounts payable. The Company expects to maintain these relationships with the vendors.